Stock and Stock Option Plans - Options Outstanding (Detail) (USD $)					12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2013 Grant Date June 2004 Group One	Jan. 31, 2013 Grant Date June 2004 Group Two	Jan. 31, 2013 Grant Date June 2005	Jan. 31, 2013 Grant Date September 2005	Jan. 31, 2013 Grant Date January 2006	Jan. 31, 2013 Grant Date June 2006	Jan. 31, 2013 Grant Date June 2007	Jan. 31, 2013 Grant Date July 2007	Jan. 31, 2013 Grant Date February 2008	Jan. 31, 2013 Grant Date January 2009	Jan. 31, 2013 Grant Date February 2009 Group One	Jan. 31, 2013 Grant Date February 2009 Group Two	Jan. 31, 2013 Grant Date June 2009 Group One	Jan. 31, 2013 Grant Date June 2009 Group Two	Jan. 31, 2013 Grant Date February 2010 Group One	Jan. 31, 2013 Grant Date February 2010 Group Two	Jan. 31, 2013 Grant Date February 2011	Jan. 31, 2013 Grant Date March 2011	Jan. 31, 2013 Grant Date June 2011	Jan. 31, 2013 Grant Date July 2011	Jan. 31, 2013 Grant Date February 2012	Jan. 31, 2013 Grant Date April 2012	Jan. 31, 2013 Grant Date July 2012	Jan. 31, 2013 Grant Date August 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,285,303	1,133,211	1,031,474	1,026,227	20,000	53,076	10,000	94,707	173,981	80,000	65,625	25,500	72,439	6,000	162,752	4,580	92,551	2,472	76,590	2,721	93,193	1,312	2,096	17,893	174,649	27,135	16,477	9,554
Options Exercisable	965,750	860,756	693,587		20,000	53,076	10,000	94,707	173,981	80,000	65,625	25,500	72,439	6,000	162,749	4,580	92,551	2,472	51,057	2,721	31,054	437	698	5,963	10,140
Exercise Price	$ 25.97	$ 26.12	$ 25.34	$ 24.86	$ 16.60	$ 16.65	$ 17.54	$ 23.05	$ 27.87	$ 29.29	$ 42.26	$ 42.76	$ 35.71	$ 24.01	$ 15.78	$ 15.78	$ 21.99	$ 21.99	$ 27.79	$ 25.44	$ 33.10	$ 34.50	$ 28.71	$ 29.31	$ 24.32	$ 21.77	$ 20.89	$ 20.56
Remaining Contractual Term (Months)					17 months	17 months	29 months	32 months	36 months	41 months	53 months	54 months	60 months	71 months	72 months	72 months	76 months	76 months	84 months	84 months	96 months	98 months	100 months	102 months	108 months	110 months	113 months	114 months